401(k) Savings Plan	12 Months Ended
Jan. 02, 2022
Text Block [Abstract]
401(k) Savings Plan
Note 11. 401(k) Savings Plan
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. The plan allows participants to defer a portion of their annual compensation on a pre-tax
basis. Additionally, the Company provides a match for employees who contribute. The Company’s matching contributions were $0.5 million and $0.1 million for the fiscal years 2021 and 2020, respectively.